Quarterly Financial Information (Unaudited) (Tables)	12 Months Ended
Sep. 30, 2014
Quarterly Financial Information Disclosure [Abstract]
Schedule of Quarterly Financial Information
Quarterly financial data for the years ended September 30, 2014 and 2013 is summarized as follows:

2014	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Operating revenues	$20,011,194	$32,699,965	$12,024,817	$10,280,158
Gross margin	$8,202,992	$10,161,125	$5,721,551	$5,251,421
Operating income	$3,272,646	$5,121,022	$940,691	$347,509
Net income (loss)	$1,722,788	$2,846,795	$283,194	$(144,337)
Earnings per share of common stock:
Basic	$0.37	$0.60	$0.06	$(0.03)
Diluted	$0.37	$0.60	$0.06	$(0.03)

2013	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Operating revenues	$18,746,592	$24,175,638	$11,037,308	$9,246,128
Gross margin	$7,936,483	$9,585,727	$5,229,027	$4,851,654
Operating income	$2,950,091	$4,813,348	$645,821	$385,795
Net income (loss)	$1,554,153	$2,698,707	$110,103	$(100,911)
Earnings per share of common stock:
Basic	$0.33	$0.57	$0.02	$(0.02)
Diluted	$0.33	$0.57	$0.02	$(0.02)